Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Contract assets, Beginning balance	$ 346	$ 336
Additions	70	45
Recognised as a deduction to revenue	(32)	(35)
Impairment charges (note 6)	(5)
Impairment reversals (note 6)	3	0
Repayments	(3)	(1)
Exchange and other adjustments	(12)	1
Current	31	30
Non-current	336	316
Contract assets, Ending balance	$ 367	$ 346